UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Small Cap Growth Fund
Class 1 [LMPMX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$47	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7911-STSR-0626

ClearBridge Small Cap Growth Fund
Class A [SASMX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$62	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7981-STSR-0626

ClearBridge Small Cap Growth Fund
Class C [SCSMX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$102	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7855-STSR-0626

ClearBridge Small Cap Growth Fund
Class FI [LMPSX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$63	1.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7909-STSR-0626

ClearBridge Small Cap Growth Fund
Class R [LMPOX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$76	1.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7908-STSR-0626

ClearBridge Small Cap Growth Fund
Class I [SBPYX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$48	0.93%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7868-STSR-0626

ClearBridge Small Cap Growth Fund
Class IS [LMOIX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Small Cap Growth Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$40	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$2,001,233,782
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	91
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Small Cap Growth Fund	PAGE 1	7978-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Small Cap Growth Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 6.2%
Automobile Components — 0.3%
Fox Factory Holding Corp.	323,569	$5,743,350 *
Broadline Retail — 1.3%
Global-e Online Ltd.	854,136	26,794,246 *
Diversified Consumer Services — 0.8%
Universal Technical Institute Inc.	401,665	15,074,487 *
Hotels, Restaurants & Leisure — 2.8%
Dutch Bros Inc., Class A Shares	573,340	32,972,783 *
Wingstop Inc.	145,294	23,836,934
Total Hotels, Restaurants & Leisure		56,809,717
Specialty Retail — 1.0%
Boot Barn Holdings Inc.	113,324	19,429,400 *

Total Consumer Discretionary		123,851,200
Consumer Staples — 6.2%
Consumer Staples Distribution & Retail — 5.7%
BJ’s Wholesale Club Holdings Inc.	312,461	29,336,963 *
Casey’s General Stores Inc.	55,282	45,450,096
Grocery Outlet Holding Corp.	830,014	6,565,411 *
Performance Food Group Co.	365,923	33,137,987 *
Total Consumer Staples Distribution & Retail		114,490,457
Personal Care Products — 0.5%
e.l.f. Beauty Inc.	159,086	10,176,732 *

Total Consumer Staples		124,667,189
Energy — 4.9%
Energy Equipment & Services — 3.4%
Archrock Inc.	392,738	15,218,598
Cactus Inc., Class A Shares	605,520	33,739,574
Solaris Energy Infrastructure Inc.	256,100	18,910,424
Total Energy Equipment & Services		67,868,596
Oil, Gas & Consumable Fuels — 1.5%
Matador Resources Co.	484,520	30,737,949

Total Energy		98,606,545
Financials — 8.2%
Banks — 2.5%
Pathward Financial Inc.	137,826	11,968,810
UMB Financial Corp.	110,881	13,989,856
Wintrust Financial Corp.	163,217	24,575,583
Total Banks		50,534,249
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — 3.4%
Hamilton Lane Inc., Class A Shares	295,007	$27,137,694
PJT Partners Inc., Class A Shares	264,294	40,368,266
Total Capital Markets		67,505,960
Financial Services — 1.9%
NMI Holdings Inc.	471,240	18,241,700 *
Shift4 Payments Inc., Class A Shares	437,780	19,384,899 *
Total Financial Services		37,626,599
Insurance — 0.4%
Trupanion Inc.	301,796	7,240,086 *

Total Financials		162,906,894
Health Care — 18.6%
Biotechnology — 10.6%
Bridgebio Pharma Inc.	359,557	25,568,098 *
Caris Life Sciences Inc.	660,546	12,550,374 *
CG oncology Inc.	245,229	16,366,583 *
Dyne Therapeutics Inc.	276,016	4,844,081 *
Geron Corp.	6,316,110	9,726,809 *
Insmed Inc.	147,163	20,062,732 *
Madrigal Pharmaceuticals Inc.	25,554	13,221,384 *
Mirum Pharmaceuticals Inc.	306,715	29,846,437 *
Protagonist Therapeutics Inc.	193,516	19,152,279 *
Rhythm Pharmaceuticals Inc.	226,393	18,419,334 *
Scholar Rock Holding Corp.	160,900	7,499,549 *
TG Therapeutics Inc.	857,247	28,957,804 *
Vaxcyte Inc.	84,600	4,842,504 *
Total Biotechnology		211,057,968
Health Care Equipment & Supplies — 1.0%
Glaukos Corp.	70,400	10,114,368 *
Insulet Corp.	57,840	9,956,578 *
Total Health Care Equipment & Supplies		20,070,946
Health Care Providers & Services — 4.3%
Ensign Group Inc.	57,700	10,772,013
HealthEquity Inc.	360,320	29,557,050 *
RadNet Inc.	453,995	25,673,417 *
Surgery Partners Inc.	1,404,408	19,703,844 *
Total Health Care Providers & Services		85,706,324
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International Inc.	59,400	9,918,018 *
Medpace Holdings Inc.	49,947	20,910,811 *
Total Life Sciences Tools & Services		30,828,829
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — 1.2%
Axsome Therapeutics Inc.	23,400	$4,861,350 *
Tarsus Pharmaceuticals Inc.	309,489	19,686,595 *
Total Pharmaceuticals		24,547,945

Total Health Care		372,212,012
Industrials — 28.6%
Aerospace & Defense — 7.0%
Beta Technologies Inc., Class A Shares	218,488	3,480,514 *
BWX Technologies Inc.	211,884	45,849,579
FTAI Aviation Ltd.	74,357	18,564,712
Karman Holdings Inc.	164,688	11,195,490 *
Kratos Defense & Security Solutions Inc.	340,361	21,459,761 *
Moog Inc., Class A Shares	95,836	28,876,345
York Space Systems Inc.	311,759	10,337,929 *
Total Aerospace & Defense		139,764,330
Air Freight & Logistics — 1.8%
GXO Logistics Inc.	629,783	35,979,503 *
Building Products — 3.1%
Modine Manufacturing Co.	123,388	31,418,287 *
Simpson Manufacturing Co. Inc.	63,266	12,066,724
Trex Co. Inc.	472,402	18,518,158 *
Total Building Products		62,003,169
Construction & Engineering — 2.8%
Construction Partners Inc., Class A Shares	348,311	43,072,138 *
Legence Corp., Class A Shares	64,700	5,626,312 *
Limbach Holdings Inc.	80,523	8,033,780 *
Total Construction & Engineering		56,732,230
Electrical Equipment — 5.5%
Bloom Energy Corp., Class A Shares	387,008	109,662,587 *(a)
Ground Transportation — 2.6%
XPO Inc.	234,043	51,519,885 *
Machinery — 3.2%
RBC Bearings Inc.	105,998	63,502,342 *
Trading Companies & Distributors — 2.6%
McGrath RentCorp.	232,333	25,684,413
Xometry Inc., Class A Shares	522,216	26,774,014 *
Total Trading Companies & Distributors		52,458,427

Total Industrials		571,622,473
Information Technology — 21.0%
Electronic Equipment, Instruments & Components — 4.5%
Fabrinet	88,680	60,610,120 *
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electronic Equipment, Instruments & Components — continued
	OSI Systems Inc.	106,500	$30,556,980 *
Total Electronic Equipment, Instruments & Components			91,167,100
IT Services — 1.1%
	Wix.com Ltd.	286,093	21,368,286 *
Semiconductors & Semiconductor Equipment — 9.7%
	Allegro MicroSystems Inc.	1,033,878	50,143,083 *
	Credo Technology Group Holding Ltd.	219,400	38,177,794 *
	Lattice Semiconductor Corp.	644,589	78,820,343 *(a)
	Rambus Inc.	169,900	19,557,189 *
	Rigetti Computing Inc.	457,672	7,986,376 *
Total Semiconductors & Semiconductor Equipment			194,684,785
Software — 5.0%
	Brain Corp.	598,883	1,717,580 *(b)(c)(d)
	Cellebrite DI Ltd.	480,231	6,243,003 *
	Intapp Inc.	448,858	10,076,862 *
	Klaviyo Inc., Class A Shares	948,228	19,049,901 *
	nCino Inc.	807,027	14,106,832 *
	Sprout Social Inc., Class A Shares	607,033	3,642,198 *
	Varonis Systems Inc.	942,831	24,796,455 *
	Zeta Global Holdings Corp., Class A Shares	1,066,911	19,652,501 *
Total Software			99,285,332
Technology Hardware, Storage & Peripherals — 0.7%
	IonQ Inc.	314,858	14,206,393 *

Total Information Technology			420,711,896
Materials — 3.8%
Chemicals — 3.8%
	Balchem Corp.	170,392	27,538,755
	Element Solutions Inc.	1,151,329	49,035,102

Total Materials			76,573,857
Total Common Stocks (Cost — $1,128,961,432)			1,951,152,066
Investments in Underlying Funds — 1.8%
SPDR Series Trust — State Street SPDR S&P Biotech ETF (Cost — $24,956,443)		277,215	36,406,646
	Rate
Preferred Stocks — 0.3%
Information Technology — 0.3%
Software — 0.3%
Brain Corp. (Cost — $10,146,825)	—	1,923,387	5,516,222 *(b)(c)(d)
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Bloom Energy Corp., Class A Shares, Put @ $200.000	5/15/26	298	$8,444,128	$61,090
Lattice Semiconductor Corp., Put @ $105.000	5/15/26	606	7,410,168	210,282
Lattice Semiconductor Corp., Put @ $110.000	5/15/26	244	2,983,632	114,192

Total Purchased Options (Cost — $740,194)				385,564
Total Investments before Short-Term Investments (Cost — $1,164,804,894)				1,993,460,498
	Rate		Shares
Short-Term Investments — 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%		6,290,276	6,290,276 (e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%		6,290,276	6,290,276 (e)(f)

Total Short-Term Investments (Cost — $12,580,552)				12,580,552
Total Investments — 100.2% (Cost — $1,177,385,446)				2,006,041,050
Liabilities in Excess of Other Assets — (0.2)%				(4,807,268)
Total Net Assets — 100.0%				$2,001,233,782

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for written options.
(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Restricted security (Note 9).
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $6,290,276 and the cost was $6,290,276 (Note 8).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Small Cap Growth Fund
At April 30, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Bloom Energy Corp., Class A Shares, Call	6/18/26	$290.000	210	$5,950,560	$(776,370)
FTAI Aviation Ltd., Call	6/18/26	280.000	113	2,821,271	(129,950)
Lattice Semiconductor Corp., Call	6/18/26	135.000	202	2,470,056	(166,650)
Lattice Semiconductor Corp., Call	6/18/26	140.000	202	2,470,056	(131,300)
Lattice Semiconductor Corp., Call	6/18/26	145.000	202	2,470,056	(109,080)
Lattice Semiconductor Corp., Call	6/18/26	150.000	190	2,323,320	(83,600)
Total Exchange-Traded Written Options (Premiums received — $924,967)					$(1,396,950)
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,171,095,170)	$1,999,750,774
Investments in affiliated securities, at value (Cost — $6,290,276)	6,290,276
Cash	23
Receivable for Fund shares sold	948,569
Receivable for premiums on written options	149,351
Dividends receivable from affiliated investments	16,865
Dividends receivable from unaffiliated investments	16,516
Prepaid expenses	69,188
Total Assets	2,007,241,562
Liabilities:
Payable for Fund shares repurchased	2,272,659
Written options, at value (premiums received — $924,967)	1,396,950
Investment management fee payable	1,190,586
Transfer agent fees payable	754,012
Service and/or distribution fees payable	139,018
Trustees’ fees payable	5,792
Accrued expenses	248,763
Total Liabilities	6,007,780
Total Net Assets	$2,001,233,782
Net Assets:
Par value (Note 7)	$520
Paid-in capital in excess of par value	873,163,301
Total distributable earnings (loss)	1,128,069,961
Total Net Assets	$2,001,233,782
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2026
Net Assets:
Class 1	$3,162,317
Class A	$573,085,983
Class C	$1,040,511
Class FI	$2,491,872
Class R	$61,487,980
Class I	$488,157,610
Class IS	$871,807,509
Shares Outstanding:
Class 1	84,905
Class A	16,602,300
Class C	53,067
Class FI	71,578
Class R	1,934,246
Class I	12,173,597
Class IS	21,060,974
Net Asset Value:
Class 1 (and redemption price)	$37.25
Class A (and redemption price)	$34.52
Class C*	$19.61
Class FI (and redemption price)	$34.81
Class R (and redemption price)	$31.79
Class I (and redemption price)	$40.10
Class IS (and redemption price)	$41.39
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$36.53

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$2,914,820
Dividends from affiliated investments	161,026
Total Investment Income	3,075,846
Expenses:
Investment management fee (Note 2)	7,579,267
Transfer agent fees (Notes 2 and 5)	894,588
Service and/or distribution fees (Notes 2 and 5)	856,265
Shareholder reports	90,229
Registration fees	68,729
Legal fees	62,687
Trustees’ fees	51,478
Fund accounting fees	48,823
Audit and tax fees	22,439
Custody fees	10,390
Commitment fees (Note 10)	9,799
Insurance	3,732
Miscellaneous expenses	12,657
Total Expenses	9,711,083
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(5,023)
Net Expenses	9,706,060
Net Investment Loss	(6,630,214)
Realized and Unrealized Gain (Loss) on Investments and Written Options (Notes 1, 3, 4 and 11):
Net Realized Gain From Unaffiliated Investment Transactions	325,685,710
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(196,317,611)
Written options	(471,983)
Change in Net Unrealized Appreciation (Depreciation)	(196,789,594)
Net Gain on Investments and Written Options	128,896,116
Increase in Net Assets From Operations	$122,265,902
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment loss	$(6,630,214)	$(16,570,687)
Net realized gain	325,685,710	541,946,489
Change in net unrealized appreciation (depreciation)	(196,789,594)	(123,406,087)
Increase in Net Assets From Operations	122,265,902	401,969,715
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(327,349,798)	(216,348,338)
Decrease in Net Assets From Distributions to Shareholders	(327,349,798)	(216,348,338)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	316,684,884	402,552,156
Reinvestment of distributions	279,365,933	187,599,286
Cost of shares repurchased	(449,204,959)	(1,650,472,000)
Shares redeemed in-kind (Note 11)	(212,996,129)	(83,589,452)
Decrease in Net Assets From Fund Share Transactions	(66,150,271)	(1,143,910,010)
Decrease in Net Assets	(271,234,167)	(958,288,633)
Net Assets:
Beginning of period	2,272,467,949	3,230,756,582
End of period	$2,001,233,782	$2,272,467,949
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.31	$38.04	$30.79	$35.33	$56.17	$42.48
Income (loss) from operations:
Net investment loss	(0.11)	(0.24)	(0.23)	(0.20)	(0.23)	(0.30)
Net realized and unrealized gain (loss)	2.39	6.42	7.63	(4.34)	(15.16)	17.24
Total income (loss) from operations	2.28	6.18	7.40	(4.54)	(15.39)	16.94
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$37.25	$41.31	$38.04	$30.79	$35.33	$56.17
Total return[3]	6.55%	16.74%	24.07%	(12.85)%	(29.76)%	41.62%
Net assets, end of period (000s)	$3,162	$3,129	$2,943	$2,873	$3,487	$5,366
Ratios to average net assets:
Gross expenses	0.92%[4]	0.92%	0.92%	0.92%	0.89%	0.89%
Net expenses[5,6]	0.92 [4]	0.92	0.92	0.92	0.89	0.89
Net investment loss	(0.62)[4]	(0.64)	(0.63)	(0.56)	(0.58)	(0.58)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.79	$35.98	$29.21	$33.61	$53.85	$40.95
Income (loss) from operations:
Net investment loss	(0.15)	(0.32)	(0.31)	(0.28)	(0.33)	(0.42)
Net realized and unrealized gain (loss)	2.22	6.04	7.23	(4.12)	(14.46)	16.57
Total income (loss) from operations	2.07	5.72	6.92	(4.40)	(14.79)	16.15
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$34.52	$38.79	$35.98	$29.21	$33.61	$53.85
Total return[3]	6.41%	16.39%	23.73%	(13.09)%	(29.95)%	41.23%
Net assets, end of period (millions)	$573	$602	$849	$762	$887	$1,332
Ratios to average net assets:
Gross expenses	1.21%[4]	1.19%	1.19%	1.18%	1.18%	1.16%
Net expenses[5,6]	1.21 [4]	1.19	1.19	1.18	1.18	1.16
Net investment loss	(0.91)[4]	(0.91)	(0.90)	(0.83)	(0.87)	(0.85)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.86	$24.18	$19.83	$22.98	$38.93	$30.60
Income (loss) from operations:
Net investment loss	(0.16)	(0.39)	(0.40)	(0.36)	(0.45)	(0.58)
Net realized and unrealized gain (loss)	1.25	3.98	4.90	(2.79)	(10.05)	12.16
Total income (loss) from operations	1.09	3.59	4.50	(3.15)	(10.50)	11.58
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$19.61	$24.86	$24.18	$19.83	$22.98	$38.93
Total return[3]	5.98%	15.50%	22.75%	(13.71)%	(30.48)%	40.15%
Net assets, end of period (000s)	$1,041	$1,075	$1,117	$1,423	$2,365	$5,976
Ratios to average net assets:
Gross expenses	2.01%[4]	1.99%	1.98%	1.93%	1.99%	1.91%
Net expenses[5,6]	2.00 [4]	1.99	1.98	1.93	1.99	1.91
Net investment loss	(1.70)[4]	(1.71)	(1.69)	(1.57)	(1.68)	(1.60)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$39.08	$36.24	$29.42	$33.87	$54.23	$41.24
Income (loss) from operations:
Net investment loss	(0.16)	(0.34)	(0.32)	(0.30)	(0.34)	(0.43)
Net realized and unrealized gain (loss)	2.23	6.09	7.29	(4.15)	(14.57)	16.67
Total income (loss) from operations	2.07	5.75	6.97	(4.45)	(14.91)	16.24
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$34.81	$39.08	$36.24	$29.42	$33.87	$54.23
Total return[3]	6.36%	16.36%	23.73%	(13.14)%	(29.97)%	41.14%
Net assets, end of period (000s)	$2,492	$2,507	$2,426	$2,142	$4,533	$7,946
Ratios to average net assets:
Gross expenses	1.24%[4]	1.23%	1.20%	1.24%	1.20%	1.21%
Net expenses[5,6]	1.24 [4]	1.23	1.20	1.24	1.20	1.21
Net investment loss	(0.94)[4]	(0.94)	(0.92)	(0.89)	(0.89)	(0.86)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.27	$33.90	$27.61	$31.86	$51.50	$39.40
Income (loss) from operations:
Net investment loss	(0.18)	(0.40)	(0.39)	(0.36)	(0.41)	(0.56)
Net realized and unrealized gain (loss)	2.04	5.68	6.83	(3.89)	(13.78)	15.91
Total income (loss) from operations	1.86	5.28	6.44	(4.25)	(14.19)	15.35
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$31.79	$36.27	$33.90	$27.61	$31.86	$51.50
Total return[3]	6.26%	16.08%	23.37%	(13.34)%	(30.18)%	40.79%
Net assets, end of period (000s)	$61,488	$63,640	$67,595	$69,013	$74,632	$99,190
Ratios to average net assets:
Gross expenses	1.49%[4]	1.47%	1.48%	1.48%	1.48%	1.48%
Net expenses[5,6]	1.49 [4]	1.47	1.48	1.48	1.48	1.48
Net investment loss	(1.19)[4]	(1.19)	(1.19)	(1.13)	(1.17)	(1.17)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$43.99	$40.33	$32.64	$37.44	$59.18	$44.62
Income (loss) from operations:
Net investment loss	(0.12)	(0.24)	(0.24)	(0.21)	(0.25)	(0.33)
Net realized and unrealized gain (loss)	2.57	6.81	8.08	(4.59)	(16.04)	18.14
Total income (loss) from operations	2.45	6.57	7.84	(4.80)	(16.29)	17.81
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$40.10	$43.99	$40.33	$32.64	$37.44	$59.18
Total return[3]	6.53%	16.75%	24.06%	(12.82)%	(29.77)%	41.57%
Net assets, end of period (millions)	$488	$546	$773	$951	$1,032	$1,700
Ratios to average net assets:
Gross expenses	0.93%[4]	0.90%	0.91%	0.91%	0.90%	0.91%
Net expenses[5,6]	0.93 [4]	0.90	0.91	0.91	0.90	0.91
Net investment loss	(0.62)[4]	(0.61)	(0.62)	(0.56)	(0.59)	(0.60)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$45.17	$41.30	$33.37	$38.24	$60.25	$45.31
Income (loss) from operations:
Net investment loss	(0.10)	(0.20)	(0.20)	(0.16)	(0.20)	(0.26)
Net realized and unrealized gain (loss)	2.66	6.98	8.28	(4.71)	(16.36)	18.45
Total income (loss) from operations	2.56	6.78	8.08	(4.87)	(16.56)	18.19
Less distributions from:
Net realized gains	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Total distributions	(6.34)	(2.91)	(0.15)	—	(5.45)	(3.25)
Net asset value, end of period	$41.39	$45.17	$41.30	$33.37	$38.24	$60.25
Total return[3]	6.61%	16.88%	24.25%	(12.73)%	(29.68)%	41.79%
Net assets, end of period (millions)	$872	$1,054	$1,535	$1,732	$2,196	$3,479
Ratios to average net assets:
Gross expenses	0.79%[4]	0.78%	0.78%	0.78%	0.78%	0.77%
Net expenses[5,6]	0.79 [4]	0.78	0.78	0.78	0.78	0.77
Net investment loss	(0.48)[4]	(0.49)	(0.49)	(0.42)	(0.47)	(0.47)
Portfolio turnover rate[7]	12%	20%	22%	13%	9%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
For the period October 1, 2013 to December 10, 2025, the Fund was open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions.
Effective December 11, 2025, the Fund reopened to purchases and incoming exchanges from new investors.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$418,994,316	—	$1,717,580	$420,711,896
Other Common Stocks	1,530,440,170	—	—	1,530,440,170
Investments in Underlying Funds	36,406,646	—	—	36,406,646
Preferred Stocks	—	—	5,516,222	5,516,222
Purchased Options	385,564	—	—	385,564
Total Long-Term Investments	1,986,226,696	—	7,233,802	1,993,460,498
Short-Term Investments†	12,580,552	—	—	12,580,552
Total Investments	$1,998,807,248	—	$7,233,802	$2,006,041,050
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,230,300	$166,650	—	$1,396,950

†	See Schedule of Investments for additional detailed categorizations.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

As of April 30, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $5,023, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $19,233 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$9,884
CDSCs	8,096
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$245,399,671
Sales	454,319,321 *

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $196,874,859 (Note 11).
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,182,889,231	$932,877,880	$(109,726,061)	$823,151,819
Written options	(924,967)	37,829	(509,812)	(471,983)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2026.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$385,564

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$1,396,950

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(63,926)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(354,630)
Written options	(471,983)
Total	$(826,613)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the six months ended April 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$55,421
Written options	199,564

*	Based on the average of the market values at each month-end during the period.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$2,019
Class A	$697,837	473,890
Class C	4,948	1,065
Class FI	3,025	2,417
Class R	150,455	61,053
Class I	—	348,558
Class IS	—	5,586
Total	$856,265	$894,588
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$8
Class A	1,390
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Waivers/Expense Reimbursements
Class C	$2
Class FI	6
Class R	150
Class I	1,220
Class IS	2,247
Total	$5,023
6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Realized Gains:
Class 1	$478,861	$216,228
Class A	96,624,365	66,871,770
Class C	269,648	131,971
Class FI	406,434	190,358
Class R	10,991,612	5,477,011
Class I	75,707,561	44,901,075
Class IS	142,871,317	98,559,925
Total	$327,349,798	$216,348,338
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	13,713	$478,861	5,576	$216,228
Shares repurchased	(4,557)	(164,590)	(7,201)	(277,870)
Net increase (decrease)	9,156	$314,271	(1,625)	$(61,642)
Class A
Shares sold	755,731	$25,232,867	1,761,429	$62,525,937
Shares issued on reinvestment	2,813,265	91,149,784	1,727,297	63,080,874
Shares repurchased	(2,487,319)	(82,991,852)	(11,551,646)	(411,442,755)
Net increase (decrease)	1,081,677	$33,390,799	(8,062,920)	$(285,835,944)

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	4,557	$86,948	8,354	$197,241
Shares issued on reinvestment	14,538	268,377	5,587	131,624
Shares repurchased	(9,257)	(177,969)	(16,913)	(383,970)
Net increase (decrease)	9,838	$177,356	(2,972)	$(55,105)
Class FI
Shares sold	3,232	$109,388	6,461	$228,416
Shares issued on reinvestment	12,437	406,434	5,174	190,358
Shares repurchased	(8,251)	(272,028)	(14,415)	(517,600)
Net increase (decrease)	7,418	$243,794	(2,780)	$(98,826)
Class R
Shares sold	101,412	$3,129,507	275,584	$9,181,798
Shares issued on reinvestment	367,918	10,989,714	159,819	5,470,605
Shares repurchased	(289,555)	(8,892,436)	(674,719)	(22,653,191)
Net increase (decrease)	179,775	$5,226,785	(239,316)	$(8,000,788)
Class I
Shares sold	5,560,826	$224,396,655	4,111,744	$171,889,543
Shares issued on reinvestment	1,709,434	64,274,719	883,897	36,496,128
Shares repurchased	(3,339,742)	(128,582,283)	(9,812,212)	(404,149,581)
Shares redeemed in-kind	(4,177,426)	(171,436,566)	(1,932,257)	(83,589,452)
Net decrease	(246,908)	$(11,347,475)	(6,748,828)	$(279,353,362)
Class IS
Shares sold	1,606,391	$63,729,519	3,845,201	$158,529,221
Shares issued on reinvestment	2,882,136	111,798,044	1,936,106	82,013,469
Shares repurchased	(5,721,767)	(228,123,801)	(19,626,619)	(811,047,033)
Shares redeemed in-kind	(1,030,743)	(41,559,563)	—	—
Net decrease	(2,263,983)	$(94,155,801)	(13,845,312)	$(570,504,343)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,291,707	$179,410,828	179,410,828	$176,412,259	176,412,259

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$161,026	—	$6,290,276
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2026	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$1,717,580	$2.87	0.09%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	5,516,222	2.87	0.27
Total			$12,763,944	$7,233,802		0.36%
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the

ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
11. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended April 30, 2026, and for the year ended October 31, 2025, the Fund had redemptions in-kind with total proceeds in the amounts of $212,996,129 and $83,589,452, respectively. The net realized gains on these redemptions in-kind amounted to $137,147,398 and $61,531,525, respectively, which were not realized for tax purposes.
12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Small Cap Growth Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Small Cap Growth Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

ClearBridge
Small Cap Growth Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Small Cap Growth Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Small Cap Growth Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90149-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026